SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Summary of outstanding stock option grants and transactions
A summary of outstanding stock option grants and related transactions follows:
	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2017	211,018	$5.05
Granted	—
Exercised	(34,963)	4.07
Forfeited	—
Expired	—
Outstanding at December 31, 2017	176,055	$5.24	4.07	$3,012
Vested and expected to vest at
December 31, 2017	176,055	$5.24	4.07	$3,012
Exercisable at December 31, 2017	176,055	$5.24	4.07	$3,012

Summary of non-vested restricted stock and stock units and transactions
A summary of outstanding non-vested stock and related transactions follows:
	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2017	296,422	$14.52
Granted	68,473	21.07
Vested	(63,799)	14.91
Forfeited	(10,569)	15.66
Outstanding at December 31, 2017	290,527	$15.88

Information regarding options exercised
Certain information regarding options exercised during the periods ending December 31 follows:
	2017	2016	2015
	(In thousands)
Intrinsic value	$623	$254	$444
Cash proceeds received	$142	$85	$137
Tax benefit realized	$218	$89	$155